Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Remeasurement of post-employment benefit liabilities, before tax	€ 26.7	€ (108.1)	€ (36.1)
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	(6.3)	26.1	10.2
Remeasurement of post-employment benefit liabilities, after tax	20.4	(82.0)	(25.9)
Net investment hedge, before tax	(11.7)	15.8	(18.8)
Net investment hedge, tax charge/(credit)	0.0	0.0	0.0
Net investment hedge, after tax	(11.7)	15.8	(18.8)
Cash flow hedges, before tax	58.7	(67.8)	(22.6)
Cash flow hedges, tax charge/(credit)	(18.5)	3.3	13.6
Cash flow hedges, after tax	40.2	(64.5)	(9.0)
Other comprehensive (income)/loss, before tax	73.7	(160.1)	(77.5)
Income tax relating to components of other comprehensive income	(24.8)	29.4	23.8
Other comprehensive (income)/loss, after tax	€ 48.9	€ (130.7)	€ (53.7)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Standard tax rate	23.50%	19.00%	19.00%
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	€ (24.8)	€ 29.4	€ 23.8
Current tax
Income Taxes [Abstract]
Income tax relating to components of other comprehensive income	0.0	0.0	0.0
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	0.0	0.0	0.0
Deferred tax
Income Taxes [Abstract]
Income tax relating to components of other comprehensive income	(24.8)	29.4	23.8
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	€ (24.8)	€ 29.4	€ 23.8